Income taxes - Total provision (benefit) for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income taxes
Loss before income tax expense	$ (22,060)	$ (12,085)
Statutory tax rate	21.00%	21.00%
Income tax (benefit) expense at federal statutory rate	$ (4,633)	$ (2,538)
Increase (decrease) resulting from:
Permanent differences	2,300	494
State income tax, net of federal benefit	(177)	(343)
Valuation allowance	3,428	3,583
Other, net	(710)	9
Income tax expense	208	1,205
Current income tax expense	279	5
Deferred income tax benefit	(71)	1,200
Total income tax provision	$ 208	$ 1,205